AQR FUNDS

Supplement dated December 30, 2020 (“Supplement”)

to the Class I Shares and Class N Shares Summary Prospectuses and Prospectus and the

Class R6 Shares Summary Prospectuses and Prospectus,

each dated January 29, 2020 and as amended

(collectively, the “Prospectuses”),

of the AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund and AQR TM Emerging Multi-Style Fund (each a “Fund”, and collectively, the “Funds”)

This Supplement updates certain information contained in the Prospectuses. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

As disclosed in the previous supplement to the Prospectuses dated November 17, 2020, the Board of Trustees of AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization with respect to each Fund, pursuant to which another existing AQR mutual fund (each, a “Target Fund”) will reorganize into each Fund (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization” and the proposed transactions are referred to collectively as the “Reorganizations.”

The Target Fund and the Acquiring Fund for each Reorganization are shown in the table below.

Target Funds	Acquiring Funds
AQR Emerging Multi-Style Fund	AQR TM Emerging Multi-Style Fund*
AQR TM International Momentum Style Fund	AQR International Momentum Style Fund
AQR TM International Multi-Style Fund	AQR International Multi-Style Fund
AQR TM Large Cap Momentum Style Fund	AQR Large Cap Momentum Style Fund
AQR TM Large Cap Multi-Style Fund	AQR Large Cap Multi-Style Fund
AQR TM Small Cap Momentum Style Fund	AQR Small Cap Momentum Style Fund
AQR TM Small Cap Multi-Style Fund	AQR Small Cap Multi-Style Fund

*	Effective upon the closing of this Reorganization, the name of the “AQR TM Emerging Multi-Style Fund” will be changed to “AQR Emerging Multi-Style II Fund.”

Each Reorganization is expected to close on or about March 8, 2021 or March 15, 2021, as set forth below (each, a “Closing Date”).

I.	Acquiring Funds with a projected Reorganization Closing Date of March 8, 2021:

•	AQR TM Emerging Multi-Style Fund

•	AQR Large Cap Multi-Style Fund

•	AQR International Multi-Style Fund

•	AQR Large Cap Momentum Style Fund

II.	Acquiring Funds with a projected Reorganization Closing Date of March 15, 2021:

•	AQR Small Cap Multi-Style Fund

•	AQR Small Cap Momentum Style Fund

•	AQR International Momentum Style Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE